Description of the Plan - Employee and Employer Matching Contributions (Details) - Puerto Rico Group Savings Plan	12 Months Ended
Dec. 31, 2025
Description of the Plan
Automatic deferral rate	6.00%
Employee contribution automatic deferral opt out period	30 days
Employee contribution automatic increase per year (as a percent)	1.00%
Employee contribution maximum automatic deferral increase (as a percent)	10.00%
Employee contribution	75.00%
Maximum after tax contribution (as a percent)	10.00%
Employer matching contributions percentage	150.00%
Maximum
Description of the Plan
Percentage of participant eligible compensation	6.00%